Long-term royalty payable (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long-term Royalty Payable

	December 31, 2020	December 31, 2019
Balance, beginning of year	$18,258	$20,935
Accretion expense	3,732	3,357
Repayment	(5,948)	(6,034)
Balance, end of year	16,042	18,258
Current portion	(7,451)	(5,936)
Long-term portion	$8,591	$12,322

Schedule of Maturities of Long-term Debt
The principal repayment schedule of long-term debt is as follows as at December 31, 2020:

	Term loan facilities	Convertible debt	Other bank financing	Capital lease obligations	Total
2021	$14,703	$—	$774	$825	$16,302
2022	14,847	—	368	628	15,843
2023	8,828	4,362	183	488	13,861
2024	6,625	—	—	403	7,028
2025 and thereafter	8,728	—	—	191	8,919
	$53,731	$4,362	$1,325	$2,535	$61,953
The estimated repayments including interest are as follows, for the years ending December 31:

2021	$7,451
2022	5,657
2023	1,795
2024	1,637
2025	2,270
2026	2,851
$21,661